COMMITMENTS AND CONTINGENCIES (Details - Segment information) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue from External Customer [Line Items]
Revenues	$ 12,613	$ 263,282
Less: cost of revenues	31,468	211,269
Gross profit (loss)	(18,855)	52,013
Amortization	180,116	100,573
Stock-based compensation	230	234
Segment net loss and consolidated net loss before income taxes	(2,295,987)	(1,042,260)
Service [Member]
Revenue from External Customer [Line Items]
Revenues	12,613	263,282
Less: cost of revenues	31,468	211,269
Gross profit (loss)	(18,855)	52,013
Professional fees	1,158,932	272,065
Salaries	467,145	294,583
Technology	185,450	239,946
Amortization	180,116	100,575
Interest expense	150,542	57,087
Other segment items	76,643	94,248
Insurance	55,061	39,583
Licenses and permits	3,013	23,862
Stock-based compensation	230	234
Commissions	0	31,414
Segment net loss and consolidated net loss before income taxes	$ (2,295,987)	$ (1,101,584)